Subsequent events - Bond issue (Details) - Bonds maturing January 2030 [member] - Borrowings, issuance [member] € in Billions	Jan. 09, 2018 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	€ 1
Interest rate (as a percent)	1.375%